(415) 856-7007

davidhearth@paulhastings.com

April 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   GE Funds — File Nos. 33-51308 and 811-7142 (the “Registrant”)

Ladies and Gentlemen:

We are counsel to the GE Funds (the “Registrant”), and have reviewed the enclosed Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933, as amended.

We hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Very truly yours,

/s/ David A. Hearth
David A. Hearth for PAUL, HASTINGS, JANOFSKY & WALKER LLP